Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	SCHRODER SERIES TRUST
Entity Central Index Key	0000908802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 28, 2021
Prospectus Date	Mar. 01, 2021